Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Marina Biotech, Inc.
Entity Central Index Key	0000737207
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MRNA